Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000166442 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166442 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166442 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166442 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166442 | Top10HoldingBerkshire HathawayBNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166442 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166442 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166442 | Top10HoldingCisco SystemsBNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166442 | Top10HoldingMorgan StanleyBNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166442 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166442 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000166442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000166442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166442 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166442 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166442 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166442 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166442 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166443 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166443 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166443 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166443 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166443 | Top10HoldingBerkshire HathawayBNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166443 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166443 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166443 | Top10HoldingCisco SystemsBNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166443 | Top10HoldingMorgan StanleyBNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166443 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000166443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000166443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166443 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166443 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166444 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166444 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166444 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166444 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166444 | Top10HoldingBerkshire HathawayBNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166444 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166444 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166444 | Top10HoldingCisco SystemsBNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166444 | Top10HoldingMorgan StanleyBNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166444 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000166444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000166444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166444 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%